JTA	Nuveen Tax-Advantaged Total Return Strategy Fund Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.0% (100.0% of Total Investments)

	COMMON STOCKS – 94.1% (66.7% of Total Investments)

	Aerospace & Defense – 3.4%

13,370	General Dynamics Corp, (2)	$1,768,985
23,183	Thales SA, (3)	1,919,917
	Total Aerospace & Defense	3,688,902

	Air Freight & Logistics – 3.3%

133,505	Deutsche Post AG, (3)	3,579,080

	Banks – 7.6%

86,460	Bank of America Corp, (4)	1,835,546
67,445	Citigroup Inc, (4)	2,840,783
248,900	ING Groep NV, (4)	1,281,835
25,322	JPMorgan Chase & Co	2,279,740
	Total Banks	8,237,904

	Capital Markets – 2.5%

198,460	Deutsche Boerse AG, (3), (4)	2,683,179

	Chemicals – 2.9%

43,161	DuPont de Nemours Inc, (4)	1,471,790
48,670	Nutrien Ltd	1,663,834
	Total Chemicals	3,135,624

	Communications Equipment – 1.8%

51,160	Cisco Systems Inc, (2)	2,011,100

	Diversified Telecommunication Services – 3.7%

98,499	Nippon Telegraph & Telephone Corp, (3)	2,326,546
175,604	Telefonica Brasil SA	1,671,180
	Total Diversified Telecommunication Services	3,997,726

	Electric Utilities – 1.8%

48,760	FirstEnergy Corp	1,953,813

	Electrical Equipment – 1.8%

25,260	Eaton Corp PLC, (4)	1,962,449

	Energy Equipment & Services – 0.0%

3,683	Transocean Ltd	4,272

	Entertainment – 3.9%

10,908	Nintendo Co Ltd, (3)	4,239,432

	Food & Staples Retailing – 2.6%

84,500	Seven & i Holdings Co Ltd, (3)	2,790,602

	Health Care Providers & Services – 3.5%

10,510	Anthem Inc, (4)	2,386,190
21,505	Fresenius Medical Care AG & Co KGaA, (3)	1,403,759
6,594	Millennium Health LLC, (3)	363
6,140	Millennium Health LLC, (5)	6,496
5,767	Millennium Health LLC, (5)	5,813
	Total Health Care Providers & Services	3,802,621

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (1)	Value

	Household Products – 1.3%

17,480	Henkel AG & Co KGaA, (3)	$1,398,078

	Industrial Conglomerates – 1.6%

21,075	Siemens AG, (3)	1,764,715

	Insurance – 7.0%

71,823	Ageas, (3)	2,993,007
9,499	Allianz SE, (3)	1,617,655
46,120	CNA Financial Corp, (4)	1,431,565
105,370	Old Republic International Corp, (4)	1,606,892
	Total Insurance	7,649,119

	IT Services – 1.5%

30,630	Amdocs Ltd	1,683,731

	Machinery – 1.4%

95,600	Komatsu Ltd, (3)	1,547,135

	Media – 2.9%

24,326	Clear Channel Outdoor Holdings Inc	15,569
83,519	Comcast Corp, Class A	2,871,383
5,025	Cumulus Media Inc	27,235
10,344	iHeartMedia Inc	75,615
2,099	Metro-Goldwyn-Mayer Inc, (3)	141,682
3,185	Tribune Co, (5)	701
	Total Media	3,132,185

	Multi-Utilities – 4.6%

249,521	National Grid PLC, (3)	2,915,471
100,226	Veolia Environnement SA, (3)	2,116,860
	Total Multi-Utilities	5,032,331

	Oil, Gas & Consumable Fuels – 4.4%

23,434	Chevron Corp, (2)	1,698,028
218,790	Enterprise Products Partners LP, (4)	3,128,697
1,923	Fieldwood Energy Inc, (3)	1,923
388	Fieldwood Energy Inc, (3)	388
	Total Oil, Gas & Consumable Fuels	4,829,036

	Pharmaceuticals – 13.0%

46,285	AstraZeneca PLC, Sponsored ADR, (4)	2,067,088
29,095	Bayer AG, (3)	1,667,098
47,530	Bristol-Myers Squibb Co	2,649,322
97,690	GlaxoSmithKline PLC, Sponsored ADR, (4)	3,701,474
42,915	Roche Holding AG, (3), (4)	1,741,062
26,789	Sanofi, (3)	2,319,252
	Total Pharmaceuticals	14,145,296

	Semiconductors & Semiconductor Equipment – 2.6%

7,088	Broadcom Inc, (2)	1,680,565
75,900	Infineon Technologies AG, (3)	1,095,673
	Total Semiconductors & Semiconductor Equipment	2,776,238

	Software – 6.2%

23,911	Microsoft Corp, (4)	3,771,004
60,530	Oracle Corp	2,925,415
	Total Software	6,696,419

	Specialty Retail – 1.4%

17,880	Lowe’s Cos Inc	1,538,574

Shares	Description (1)						Value

	Technology Hardware, Storage & Peripherals – 2.1%

70,420	Samsung Electronics Co Ltd, (3)						$2,294,820

	Tobacco – 1.5%

22,005	Philip Morris International Inc, (4)						1,605,485

	Trading Companies & Distributors – 1.6%

123,600	Mitsui & Co Ltd, (3)						1,716,025

	Wireless Telecommunication Services – 2.2%

150,450	SK Telecom Co Ltd, Sponsored ADR						2,447,821
	Total Common Stocks (cost $105,528,897)						102,343,712

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 31.4% (22.3% of Total Investments) (6)

	Aerospace & Defense – 0.6%

$143	Dynasty Acquisition Co Inc	4.950%	3-Month LIBOR	3.500%	4/08/26	B	$116,246
77	Standard Aero Ltd	4.950%	3-Month LIBOR	3.500%	4/08/26	B	62,498
482	Transdigm, Inc., Term Loan	3.239%	1-Month LIBOR	2.250%	12/09/25	Ba3	443,761
702	Total Aerospace & Defense						622,505

	Airlines – 0.4%

485	American Airlines, Inc., Term Loan B	2.705%	1-Month LIBOR	2.000%	12/14/23	Ba1	392,608

	Auto Components – 0.1%

149	Johnson Controls Inc., Term Loan B	4.441%	1-Month LIBOR	3.500%	4/30/26	BB	137,310

	Beverages – 0.4%

418	Jacobs Douwe Egberts, Term Loan B	3.625%	1-Month LIBOR	2.000%	11/01/25	Ba1	394,627

	Biotechnology – 0.5%

623	Grifols Worldwide Operations USA Inc	2.684%	1-Week LIBOR	2.000%	11/15/27	Ba2	594,862

	Building Products – 0.2%

232	Advanced Drainage Systems Inc	3.813%	1-Month LIBOR	2.250%	9/24/26	Ba1	216,469

	Capital Markets – 0.4%

315	RPI 2019 Intermediate Finance Trust	2.739%	1-Month LIBOR	1.750%	2/11/27	BBB–	294,462
111	RPI Intermediate Finance Trust	2.739%	3-Month LIBOR	1.750%	2/11/27	BBB–	104,528
426	Total Capital Markets						398,990

	Chemicals – 0.9%

561	Axalta Coating Systems, Term Loan, First Lien	3.200%	3-Month LIBOR	1.750%	6/01/24	Ba1	535,764
387	H.B. Fuller Company, Term Loan B	2.773%	1-Month LIBOR	2.000%	10/21/24	BB+	340,507
118	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	109,421
1,066	Total Chemicals						985,692

	Commercial Services & Supplies – 1.2%

510	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	460,202
517	GFL Environmental, Term Loan	3.991%	1-Month LIBOR	3.000%	5/31/25	BB–	504,094
100	Sabert Corp	5.500%	3-Month LIBOR	4.500%	12/10/26	B	93,000
216	Trans Union LLC	2.739%	1-Month LIBOR	1.750%	11/13/26	BB+	207,823
42	West Corporation, Incremental Term Loan B1	4.950%	3-Month LIBOR	3.500%	10/10/24	BB+	31,407
1,385	Total Commercial Services & Supplies						1,296,526

	Communications Equipment – 1.0%

457	Avaya, Inc., Tranche B Term Loan	4.955%	1-Month LIBOR	4.250%	12/15/24	BB–	393,734
395	CommScope, Inc., Term Loan B	4.239%	1-Month LIBOR	3.250%	4/04/26	Ba3	375,576

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Communications Equipment (continued)

$368	Univision Communications, Inc., Term Loan C5, (DD1)	3.750%	1-Month LIBOR	2.750%	3/15/24	B	$317,067
1,220	Total Communications Equipment						1,086,377

	Consumer Finance – 0.3%

366	Verscend Technologies, Tern Loan B	5.489%	1-Month LIBOR	4.500%	8/27/25	B+	347,687

	Containers & Packaging – 0.6%

349	Berry Global Inc	2.863%	3-Month LIBOR	2.000%	10/01/22	BBB–	336,985
383	Reynolds Consumer Products LLC	3.577%	3-Month LIBOR	1.750%	2/04/27	BB+	363,261
732	Total Containers & Packaging						700,246

	Diversified Consumer Services – 0.2%

247	Refinitiv, Term Loan B	4.239%	1-Month LIBOR	3.250%	10/01/25	BB+	238,337

	Diversified Financial Services – 0.4%

337	Lions Gate Entertainment Corp., Term Loan B	3.239%	1-Month LIBOR	2.250%	3/24/25	Ba2	307,362
223	Travelport LLC, Term Loan B	6.072%	3-Month LIBOR	5.000%	5/30/26	B	146,544
560	Total Diversified Financial Services						453,906

	Diversified Telecommunication Services – 1.8%

1,019	CenturyLink Inc	3.239%	1-Month LIBOR	2.250%	3/15/27	BB+	957,334
500	Front Range BidCo Inc	3.989%	1-Month LIBOR	3.000%	3/09/27	B1	475,000
40	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	6-Month LIBOR	4.500%	1/02/24	B1	37,280
64	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	60,080
494	Numericable Group S.A., Term Loan B13	4.705%	1-Month LIBOR	4.000%	8/14/26	B	472,766
2,117	Total Diversified Telecommunication Services						2,002,460

	Electric Utilities – 0.0%

3	Vistra Operations Co., Term Loan B3	2.703%	1-Month LIBOR	1.750%	12/31/25	Baa3	2,859

	Electrical Equipment – 0.4%

279	Avolon TLB Borrower 1 US LLC	2.273%	1-Month LIBOR	1.500%	2/10/27	Baa2	242,452
250	Vertiv Group Corp	4.581%	1-Month LIBOR	3.000%	3/02/27	B+	217,500
529	Total Electrical Equipment						459,952

	Entertainment – 0.5%

347	AMC Entertainment Holdings Inc	4.080%	1-Month LIBOR	3.000%	4/22/26	BB–	258,322
351	Springer Nature Deutschland GmbH	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	312,863
698	Total Entertainment						571,185

	Food Products – 0.7%

249	B&G Foods Inc	3.489%	1-Month LIBOR	2.500%	10/10/26	BB	234,758
500	Froneri US Inc	3.239%	1-Month LIBOR	2.250%	1/31/27	B1	480,000
749	Total Food Products						714,758

	Health Care Providers & Services – 1.6%

60	Air Medical Group Holdings, Inc., Term Loan B	4.932%	2-Month LIBOR	3.250%	4/28/22	B1	56,190
541	HCA Inc	2.739%	1-Month LIBOR	1.750%	3/18/26	BBB–	517,076
721	HCA, Inc., Term Loan B10	2.739%	1-Month LIBOR	1.750%	3/13/25	BBB–	690,569
209	Lifepoint Health, Inc., Term Loan	4.739%	1-Month LIBOR	3.750%	11/16/25	B+	195,113
193	Millennium Laboratories, Inc., Term Loan B, First Lien, (9)	7.500%	1-Month LIBOR	6.500%	12/21/20	Caa3	72,835
229	Phoenix Guarantor Inc	4.113%	1-Month LIBOR	3.250%	3/05/26	B1	209,502
1,953	Total Health Care Providers & Services						1,741,285

	Health Care Technology – 0.9%

748	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	713,821
249	Zelis Payments Buyer Inc	5.739%	1-Month LIBOR	4.750%	9/30/26	B	231,919
997	Total Health Care Technology						945,740

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Hotels, Restaurants & Leisure – 3.8%

$876	1011778 BC ULC	2.739%	1-Month LIBOR	1.750%	11/19/26	BB+	$812,498
504	24 Hour Fitness Worldwide, Inc., Term Loan B	4.950%	3-Month LIBOR	3.500%	5/31/25	B–	119,005
466	Aramark Corporation, Term Loan	2.739%	1-Month LIBOR	1.750%	3/11/25	BBB–	439,907
82	Caesars Entertainment Operating Company, Inc., Term Loan B	2.989%	1-Month LIBOR	2.000%	10/06/24	BB	67,912
610	Caesars Resort Collection, Term Loan, First Lien	3.739%	1-Month LIBOR	2.750%	12/22/24	BB	499,752
496	Carrols Restaurant Group Inc., Term Loan B	4.210%	1-Month LIBOR	3.250%	4/30/26	B–	365,364
261	Hilton Hotels, Term Loan B2	2.697%	1-Month LIBOR	1.750%	6/21/26	BBB–	248,881
496	Marriott Ownership Resorts Inc	2.739%	1-Month LIBOR	1.750%	8/31/25	BBB–	441,663
220	PCI Gaming Authority	3.489%	1-Month LIBOR	2.500%	5/31/26	BBB–	182,021
610	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.989%	1-Month LIBOR	3.000%	3/31/24	B2	508,429
483	YUM Brands, Term Loan B	2.362%	1-Month LIBOR	1.750%	4/03/25	BBB–	460,954
5,104	Total Hotels, Restaurants & Leisure						4,146,386

	Household Products – 0.6%

740	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.739%	1-Month LIBOR	2.750%	2/05/23	B+	704,529

	Insurance – 0.7%

250	Acrisure LLC	5.207%	3-Month LIBOR	3.500%	2/15/27	B	223,750
348	Asurion LLC, Term Loan B6	3.989%	1-Month LIBOR	3.000%	11/03/23	Ba3	335,979
200	BroadStreet Partners Inc	4.294%	1-Month LIBOR	3.250%	1/27/27	B	178,542
798	Total Insurance						738,271

	Internet & Direct Marketing Retail – 0.3%

290	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	273,245

	IT Services – 0.9%

486	Tempo Acquisition LLC, Term Loan B	3.739%	1-Month LIBOR	2.750%	5/01/24	B1	441,515
157	West Corporation, Term Loan B	5.450%	3-Month LIBOR	4.000%	10/10/24	BB–	119,446
482	WEX Inc	3.239%	1-Month LIBOR	2.250%	5/17/26	Ba2	423,140
1,125	Total IT Services						984,101

	Life Sciences Tools & Services – 0.2%

194	Inventiv Health, Inc., Term Loan B	2.739%	1-Month LIBOR	1.750%	8/01/24	BB	187,989

	Machinery – 0.2%

206	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	181,279

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	7.713%	3-Month LIBOR	6.000%	7/02/23	B	64,917

	Media – 3.7%

875	Cequel Communications LLC, Term Loan B	2.862%	1-Month LIBOR	2.250%	1/15/26	BB	844,190
468	Charter Communications Operating LLC	2.740%	1-Month LIBOR	1.750%	2/01/27	BBB–	451,639
204	Cineworld Group PLC, Term Loan B	3.322%	6-Month LIBOR	2.250%	2/28/25	B	142,553
446	Clear Channel Outdoor Holdings Inc	4.489%	1-Month LIBOR	3.500%	8/21/26	B+	378,879
99	CSC Holdings LLC, Refinancing Term Loan	2.862%	1-Month LIBOR	2.250%	7/17/25	BB	95,675
120	Cumulus Media New Holdings Inc	4.822%	6-Month LIBOR	3.750%	3/31/26	B	97,841
476	iHeartCommunications Inc	3.989%	1-Month LIBOR	3.000%	5/01/26	BB–	405,808
261	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	241,888
386	Meredith Corp	3.489%	1-Month LIBOR	2.500%	1/31/25	BB	345,313
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	3.490%	1-Month LIBOR	2.500%	7/03/25	BB	22,454
43	Nexstar Broadcasting, Inc., Term Loan B3	3.831%	1-Month LIBOR	2.250%	1/17/24	BB	40,467
166	Nexstar Broadcasting, Inc., Term Loan B3	3.191%	1-Month LIBOR	2.250%	1/17/24	BB	156,901
490	Sinclair Television Group, Term Loan B2	3.240%	1-Month LIBOR	2.250%	1/03/24	BB+	472,728
149	Terrier Media Buyer Inc	5.700%	3-Month LIBOR	4.250%	12/17/26	BB–	135,785
257	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	239,670
4,465	Total Media						4,071,791

	Multiline Retail – 0.2%

245	EG America LLC, Term Loan, First Lien	5.072%	6-Month LIBOR	4.000%	2/07/25	B	182,282

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (8)	Value

	Oil, Gas & Consumable Fuels – 0.1%

$208	Fieldwood Energy LLC, Exit Term Loan	7.027%	3-Month LIBOR	5.250%	4/11/22	BB–	$74,146
267	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.027%	3-Month LIBOR	7.250%	4/11/23	B+	27,248
475	Total Oil, Gas & Consumable Fuels						101,394

	Pharmaceuticals – 0.6%

249	Endo International PLC	5.250%	1-Month LIBOR	4.250%	4/29/24	B+	225,670
480	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.612%	1-Month LIBOR	3.000%	6/02/25	BB	459,416
729	Total Pharmaceuticals						685,086

	Professional Services – 0.6%

299	ASGN Inc	2.739%	1-Month LIBOR	1.750%	4/02/25	Ba1	278,575
387	Nielsen Finance LLC, Term Loan B4	3.005%	1-Month LIBOR	2.000%	10/04/23	BBB–	361,655
686	Total Professional Services						640,230

	Road & Rail – 0.8%

220	Avolon LLC, Term Loan B	2.523%	1-Month LIBOR	1.750%	1/15/25	Baa2	198,840
233	Fly Funding II Sarl	3.480%	N/A	N/A	8/09/25	BBB–	203,727
500	Genesee & Wyoming Inc	3.450%	3-Month LIBOR	2.000%	12/30/26	BB+	482,502
953	Total Road & Rail						885,069

	Semiconductors & Semiconductor Equipment – 0.5%

144	Microchip Technology, Inc., Term Loan B	2.990%	1-Month LIBOR	2.000%	5/29/25	Baa3	139,411
442	MKS Instruments Inc	2.739%	1-Month LIBOR	1.750%	2/02/26	BB+	403,702
586	Total Semiconductors & Semiconductor Equipment						543,113

	Software – 2.6%

660	Ellucian, Term Loan B, First Lien	4.700%	3-Month LIBOR	3.250%	9/30/22	B	633,339
248	Epicor Software Corp., Term Loan, First Lien	4.250%	1-Month LIBOR	3.250%	6/01/22	N/R	228,444
502	Infor (US), Inc., Term Loan B	3.750%	1-Month LIBOR	2.750%	2/01/22	Ba3	486,895
165	McAfee LLC, Term Loan B	4.691%	1-Month LIBOR	3.750%	9/29/24	B	156,229
123	Micro Focus International PLC, New Term Loan	3.489%	1-Month LIBOR	2.500%	6/21/24	BB	111,605
833	Micro Focus International PLC, Term Loan B	3.489%	1-Month LIBOR	2.500%	6/21/24	BB	753,697
260	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	2.739%	1-Month LIBOR	1.750%	4/16/25	BB+	245,795
186	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	2.739%	1-Month LIBOR	1.750%	4/16/25	BB+	175,392
2,977	Total Software						2,791,396

	Specialty Retail – 0.4%

98	Petco Animal Supplies, Inc., Term Loan B1	5.027%	3-Month LIBOR	3.250%	1/26/23	B2	68,472
436	Petsmart Inc., Term Loan B, First Lien	5.000%	6-Month LIBOR	4.000%	3/11/22	B	419,593
534	Total Specialty Retail						488,065

	Technology Hardware, Storage & Peripherals – 1.7%

304	BMC Software, Inc., Term Loan B	5.239%	1-Month LIBOR	4.250%	10/02/25	B2	255,972
705	Dell International LLC, Refinancing Term Loan B1	2.990%	1-Month LIBOR	2.000%	9/19/25	Baa3	677,066
249	NCR Corp	3.490%	1-Month LIBOR	2.500%	8/28/26	BBB–	227,606
735	Western Digital, Term Loan B	3.353%	3-Month LIBOR	1.750%	4/29/23	BBB–	713,159
1,993	Total Technology Hardware, Storage & Peripherals						1,873,803

	Trading Companies & Distributors – 0.3%

377	Univar, Inc., Term Loan B	3.700%	3-Month LIBOR	2.250%	7/01/24	BB+	362,251
$38,246	Total Variable Rate Senior Loan Interests (cost $38,072,386)						34,209,578

Shares	Description (1)	Coupon		Ratings (8)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 5.3% (3.8% of Total Investments)

	Banks – 2.7%

5,000	Citigroup Inc	7.125%		BB+	$129,450
4,625	CoBank ACB, 144A, (3)	6.250%		BBB+	453,250
3,250	CoBank ACB, (3)	6.125%		BBB+	320,190
8,622	Fifth Third Bancorp	6.625%		Baa3	220,551
8,662	FNB Corp/PA	7.250%		Ba1	205,636
15,475	Huntington Bancshares Inc/OH	6.250%		Baa3	378,209
5,550	KeyCorp	6.125%		Baa3	138,750
5,900	People’s United Financial Inc	5.625%		BB+	138,414
16,344	Regions Financial Corp	6.375%		BB+	391,766
7,100	SVB Financial Group	5.250%		Baa2	162,519
16,300	US Bancorp	6.500%		A3	419,888
	Total Banks				2,958,623

	Capital Markets – 0.9%

15,400	Charles Schwab Corp	6.000%		BBB	388,850
14,325	Morgan Stanley	7.125%		BB+	375,028
4,796	Stifel Financial Corp	6.250%		BB–	116,626
4,650	Stifel Financial Corp	6.250%		BB–	112,623
	Total Capital Markets				993,127

	Consumer Finance – 0.1%

6,448	Synchrony Financial	5.625%		BB–	110,003

	Food Products – 0.4%

8,257	CHS Inc	7.875%		N/R	206,425
7,632	CHS Inc	7.100%		N/R	176,147
1,705	CHS Inc	6.750%		N/R	37,970
	Total Food Products				420,542

	Insurance – 0.8%

18,000	Athene Holding Ltd	6.350%		BBB–	408,960
10,900	Enstar Group Ltd	7.000%		BB+	238,928
6,675	National General Holdings Corp	7.500%		N/R	123,821
4,682	PartnerRe Ltd	7.250%		BBB	116,535
	Total Insurance				888,244

	Thrifts & Mortgage Finance – 0.4%

14,400	Federal Agricultural Mortgage Corp	5.700%		N/R	350,640
4,700	New York Community Bancorp Inc	6.375%		Ba2	102,836
	Total Thrifts & Mortgage Finance				453,476
	Total $25 Par (or similar) Retail Preferred (cost $6,174,304)				5,824,015

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.8% (3.4% of Total Investments)

	Automobiles – 0.1%

$215	General Motors Financial Co Inc	6.500%	N/A (10)	BB+	$149,963

	Banks – 3.2%

300	Bank of America Corp	6.500%	N/A (10)	BBB–	316,500
70	Bank of America Corp	6.300%	N/A (10)	BBB–	73,500
350	CIT Group Inc	5.800%	N/A (10)	Ba3	304,500
350	Citigroup Inc	6.250%	N/A (10)	BB+	360,500
275	Citizens Financial Group Inc, (3-Month LIBOR reference rate + 3.960% spread), (11)	5.500%	N/A (10)	BB+	236,500
50	CoBank ACB, 144A	6.250%	N/A (10)	BBB+	49,000
500	JPMorgan Chase & Co	6.750%	N/A (10)	Baa2	522,500
450	M&T Bank Corp	6.450%	N/A (10)	Baa2	427,140
550	PNC Financial Services Group Inc	6.750%	N/A (10)	Baa2	519,409
225	Wells Fargo & Co	5.875%	N/A (10)	Baa2	228,375

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (8)	Value

	Banks (continued)

$500	Zions Bancorp NA			7.200%	N/A (10)	BB+	$489,055
3,620	Total Banks						3,526,979

	Capital Markets – 0.1%

95	Morgan Stanley			5.550%	N/A (10)	BB+	83,556

	Consumer Finance – 0.6%

540	Capital One Financial Corp			5.550%	N/A (10)	Baa3	466,533
175	Discover Financial Services			5.500%	N/A (10)	Ba2	140,000
715	Total Consumer Finance						606,533

	Diversified Financial Services – 0.2%

225	Voya Financial Inc			6.125%	N/A (10)	BBB–	203,625

	Food Products – 0.3%

300	Land O’ Lakes Inc, 144A			8.000%	N/A (10)	BB	270,000

	Industrial Conglomerates – 0.1%

165	General Electric Co, (4)			5.000%	N/A (10)	BBB–	136,125

	Insurance – 0.2%

250	Progressive Corp			5.375%	N/A (10)	BBB+	211,630
$5,585	Total $1,000 Par (or similar) Institutional Preferred (cost $5,641,853)						5,188,411

Shares	Description (1)			Coupon		Ratings (8)	Value

	CONVERTIBLE PREFERRED SECURITIES – 4.1% (2.9% of Total Investments)

	Banks – 0.4%

125	Bank of America Corp			7.250%		BBB–	$158,253
170	Wells Fargo & Co			7.500%		Baa2	216,583
	Total Banks						374,836

	Health Care Technology – 1.0%

27,480	Change Healthcare Inc			6.000%		N/R	1,118,711

	Life Sciences Tools & Services – 0.8%

19,900	Avantor Inc			6.250%		N/R	862,864

	Semiconductors & Semiconductor Equipment – 1.9%

2,225	Broadcom Inc			8.000%		N/R	2,078,951
	Total Convertible Preferred Securities (cost $5,719,393)						4,435,362

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 1.2% (0.9% of Total Investments)

23,200	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Activision Blizzard (Cap 116.71% of Issue Price), 144A, (3)	10.000%	$55.7410	$65.0550	5/15/20		$1,357,766
	Total Structured Notes (cost $1,323,076)						1,357,766

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (8)	Value

	CORPORATE BONDS – 0.1% (0.0% of Total Investments)

	Media – 0.1%

$106	iHeartCommunications Inc	8.375%	5/01/27	B–	$90,278
$106	Total Corporate Bonds (cost $111,093)				90,278
	Total Long-Term Investments (cost $162,571,002)				153,449,122
	Borrowings – (35.9)% (12), (13)				(39,100,000)
	Other Assets Less Liabilities – (5.1)% (14)				(5,549,911)
	Net Assets Applicable to Common Shares – 100%				$108,799,211

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$41,800,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(4,497,619)	$(4,497,619)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$58,056,980	$44,273,722	$13,010	$102,343,712
Variable Rate Senior Loan Interests	—	34,209,578	—	34,209,578
$25 Par (or similar) Retail Preferred	5,050,575	773,440	—	5,824,015
$1,000 Par (or similar) Institutional Preferred	—	5,188,411	—	5,188,411
Convertible Preferred Securities	4,435,362	—	—	4,435,362
Structured Notes	—	1,357,766	—	1,357,766
Corporate Bonds	—	90,278	—	90,278

Investments in Derivatives:
Interest Rate Swaps*	—	(4,497,619)	—	(4,497,619)
Total	$67,542,917	$81,395,576	$13,010	$148,951,503
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $29,435,102.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 25.5%.

(13)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $97,960,351 have been pledged as collateral for borrowings.

(14)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable